Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss	$ (175)	$ (1,498)
Share of equity accounted (earnings), net of distributions	(289)	(51)
Fair value losses, net	63	880
Deferred income tax (benefit) expense	(30)	7
Depreciation and amortization	128	230
Working capital and other	67	928
Cash flows from (used in) operating activities	(236)	496
Financing activities
Debt obligations, issuance	5,130	10,596
Debt obligations, repayments	(6,659)	(9,962)
Capital securities redeemed	(1)	(12)
Non-controlling interests, issued	1,682	2,102
Non-controlling interests, purchased	(7)	(10)
Settlement of deferred consideration	(1)	142
Repayment of lease liabilities	(29)	(21)
Issuances to limited partnership unitholders	526	508
Issuances to redeemable/exchangeable and special limited partnership unitholders	937	908
Redemption of FV LTIP units of the Operating Partnership	(2)	(5)
Cash flows from (used in) financing activities	325	2,476
Acquisitions
Investment properties	(2,143)	(3,527)
Property, plant and equipment	(77)	(197)
Equity accounted investments	(490)	(251)
Financial assets and other	(271)	(348)
Acquisition of subsidiaries	(88)	40
Dispositions
Investment properties	1,743	131
Property, plant and equipment	159	208
Equity accounted investments	248	823
Financial assets and other	256	243
Cash impact of deconsolidation	(6)	0
Restricted cash and deposits	0	10
Cash flows from (used in) investing activities	(669)	(2,868)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	(580)	104
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	33	(16)
Balance, beginning of period	2,208	2,341
Balance, end of period	1,703	2,401
Cash paid for:
Income taxes, net of refunds received	72	82
Interest (excluding dividends on capital securities)	1,593	2,250
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(602)	(1,118)
Preferred
Financing activities
Distributions	(22)	(22)
Limited partners
Financing activities
Distributions	(225)	(226)
Redeemable / exchangeable and special limited partnership units
Financing activities
Distributions	(402)	(404)
Disposal groups classified as held for sale
Cash and cash equivalents
Net change in cash and cash equivalents during the period	$ 42	$ (28)